Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Preparation
The accompanying consolidated financial statements and notes of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements are stated in thousands of U.S. dollars (except share and per share data) unless otherwise indicated. We have reclassified certain prior period amounts to align with the current period presentation and recast certain prior period amounts, as discussed below. All references to “U.S. dollars,” “U.S. dollar,” “U.S. $,” “USD,” and “$” refer to the currency of the United States of America. All references to “euro,” “EUR,” and “€” refer to the currency introduced at the start of the third stage of the European Economic and Monetary Union pursuant to the Treaty on the Functioning of the European Union, as amended.

During the fourth quarter of fiscal 2020, the Company announced that its wholly-owned subsidiary, Lottomatica, had entered into a definitive agreement to sell one hundred percent of the share capital of Lottomatica Videolot Rete S.p.A. and Lottomatica Scommesse S.r.l., the members of the IGT group which conduct its Italian B2C gaming machine, sports betting, and digital gaming businesses, to Gamenet Group S.p.A The Company’s Italian Gaming B2C business met the criteria to be reported as a discontinued operation and, as a result, the Italian Gaming B2C historical financial results are reflected in the Company's consolidated financial statements as a discontinued operation, and assets and liabilities were retrospectively reclassified as assets and liabilities held for sale for all periods presented. Refer to Note 3 - Discontinued Operations and Assets Held for Sale for further information.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Parent, our majority-owned or controlled subsidiaries, and any variable interest entities in which we are the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation. Earnings or losses attributable to non-controlling interests in a subsidiary are included in net (loss) income in the consolidated statements of operations.
Investments in which we have the ability to exercise significant influence, but do not control, and with respect to which we are not the primary beneficiary, are accounted for using the equity method of accounting. Equity investments in which we have no ability to exercise significant influence that do not have a readily determinable fair value and do not have a Net Asset Value per share are measured at cost, less impairment, plus or minus changes resulting from observable price changes. Equity method investments are included within other non-current assets on the consolidated balance sheets.
Recasting of Certain Prior Period Information
Recasting of Certain Prior Period Information

On July 1, 2020, we adopted a new organizational structure focused on two business segments: Global Lottery and Global Gaming, along with a streamlined corporate support function. During the third quarter of 2020, our chief operating decision maker, who is also our Chief Executive Officer, requested changes in the information that he regularly reviews for purposes of allocating resources and assessing performance. As a result, we report our financial performance based on our new business segments described in Note 21 – Segment Information. We have recast our historically presented comparative segment information to conform to the way we internally manage and monitor segment performance as of the third quarter of 2020. This realignment of our operating segments has a pervasive impact on the presentation of our comparative period data. This change primarily impacted Note 4 - Revenue Recognition, Note 5 - Trade and Other Receivables, net, Note 7 - Other Assets, Note 12 - Restructuring , Note 13 - Goodwill, and Note 21 – Segment Information, with no impact on consolidated revenue, net income, or cash flows.
Assets and Liabilities Held for Sale

The Company classifies assets and liabilities (disposal groups) to be sold as held for sale in the period in which all of the following criteria are met: management, having the authority to approve the action, commits to a plan to sell the disposal group; the disposal group is available for immediate sale in its present condition subject to terms customary for sales of such disposal groups; an active program to locate a buyer and other actions required to complete the plan to sell the disposal group have been initiated; the sale of the disposal group is probable, and transfer of the disposal group is expected to qualify for recognition as a completed sale within one year; the disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures a disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Conversely, gains are not recognized on the sale of a disposal group until the date of sale. The Company assesses the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and reports any subsequent changes as an adjustment to the carrying value of the disposal group, as long as the new carrying value does not exceed the carrying value of the disposal group at the time it was initially classified as held for sale.

Upon determining that a disposal group meets the criteria to be classified as held for sale, the Company reports the assets and liabilities of the disposal group, if material, in the line items assets held for sale and liabilities held for sale in the consolidated statements of financial position in each period presented. Refer to Note 3 - Discontinued Operations and Assets Held for Sale, for further information.

Use of Estimates
Use of Estimates
The preparation of our consolidated financial statements requires us to make estimates, judgments, and assumptions which affect the reported amounts of assets, liabilities, equity, revenues and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis we evaluate our estimates, judgments, and methodologies. We base our estimates on historical experience and on various other assumptions that we believe are reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities, and equity, and the amount of revenues and expenses. The full extent to which the outbreak of a new strain of coronavirus, COVID-19 (“COVID-19”), will directly or indirectly impact our business, results of operations, and financial condition, including sales, expenses, reserves and allowances, manufacturing, research and development costs, and employee-related amounts, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat it, as well as the economic impact on local, regional, national, and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.
Given the anticipated continued impact of COVID-19 and the resulting extended economic slowdown, we have revised our forecast, evaluated our liquidity position, and evaluated our ability to comply with the amended financial covenants in our debt agreements as of the date of issuance of these consolidated financial statements. Based on the revised forecast, management believes that our financial position, forecasted net cash provided by operations, available cash and cash equivalents at December 31, 2020, and borrowing capacity under our amended Revolving Credit Facilities due July 2024 as described in Note 16 - Debt, will be sufficient to fund our current obligations, capital spending, debt service requirements, and working capital requirements over at least the next twelve months.
Revenue Recognition
Revenue Recognition

We account for a contract with a customer when:
i.we have written approval;
ii.the contract is committed;
iii.the rights of the parties, including payment terms, are identified;
iv.the contract has commercial substance; and
v.collectability of consideration is probable.

A performance obligation is a promise in a contract with a customer to transfer products or services that are distinct. If we enter into two or more contracts at or near the same time, the contracts may be combined and accounted for as one contract, in which case we determine whether the services or products in the combined contract are distinct. A service or product that is promised to a customer is distinct if both of the following criteria are met:
•The customer can benefit from the service or product either on its own or together with other resources that are readily available to the customer; and
•Our promise to transfer the service or product to the customer is separately identifiable from other promises in the contract.

Revenue is recognized when (or as) control of a promised service or product transfers to a customer, in an amount that reflects the consideration (which represents the transaction price) to which we expect to be entitled in exchange for transferring that service or product. If the consideration promised in a contract includes a variable amount, we estimate the amount to which we expect to be entitled using either the expected value or most likely amount method. Our contracts may include terms that could cause variability in the consideration, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses or other forms of contingent revenue.

Our standard payment terms dictate that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as control transfers and/or as services are rendered. Additionally, in determining the transaction price, we adjust the promised amount of consideration for the effects of the time value of money if the payment terms are not standard and the timing of payments agreed to by the parties to the contract provide the customer or the Company with a significant benefit of financing, in which case the contract contains a significant financing component. Most arrangements that contain a significant financing component include explicit financing terms.

We may include subcontractor services or third-party vendor services or products in certain arrangements. In these arrangements, revenue from sales of third-party vendor services or products are recorded net of costs when we are acting as an agent between the customer and the vendor, and gross when we are the principal for the transaction. To determine whether we are an agent or principal, we consider whether we obtain control of the services or products before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether we have primary responsibility for fulfillment to the customer, as well as inventory risk and pricing discretion.

Service Revenue
Service revenue is derived from the following sources:

•Operating and Facilities Management Contracts;
•Gaming terminal services; and
•System, software and other

Operating and Facilities Management Contracts

Our revenue from operating contracts is derived primarily from long-term exclusive operating licenses in Italy. Under operating contracts, we manage all the activities along the lottery value chain including collecting wagers, paying out prizes, managing all accounting and other back-office functions, running advertising and promotions, operating data transmission networks and processing centers, training staff, providing retailers with assistance, and supplying materials for the game. In most cases, the arrangement is accounted for as a single performance obligation composed of a series of distinct services that are substantially the same and have the same pattern of transfer (i.e., distinct days of service).

Under operating contracts, we typically satisfy the performance obligation and recognize revenue over time because the customer simultaneously receives and consumes the benefits provided as we perform the services. The amount of consideration to which we are typically entitled is variable based on a percentage of sales. Revenue is typically recognized in the amount that we have the right to invoice the customer as this corresponds directly with the value to the customer of our performance completed to date. In arrangements where we are performing services on behalf of the government and the government is considered our customer, revenue is recognized net of prize payments, taxes, retailer commissions, and remittances to state authorities. Under operating contracts, we are generally required to pay an upfront license fee. Refer to the Upfront License Fee policy below for further details.

Our revenue from facilities management contracts (“FMC”) is generated by assembling, installing, and operating the online lottery system and related point-of-sale equipment. Under a typical FMC, we maintain ownership of the technology and are responsible for capital investments throughout the duration of the contract. FMCs typically include a wide range of support services that are provided throughout the contract and are part of the integrated solution that the customer has contracted to obtain. In most cases, the arrangement is accounted for as a single performance obligation composed of a series of distinct services that are substantially the same and that have the same pattern of transfer. Under FMCs, we typically satisfy the performance obligation and recognize revenue over time because the customer simultaneously receives and consumes the benefits provided as we perform the services. The amount of transaction price to which we are entitled is typically variable based on a percentage of sales, although under certain of its agreements, the Company receives fees based on a fixed fee arrangement. Revenue is typically recognized in the amount that we have the right to invoice the customer, as this corresponds directly with the value to the customer of our completed performance.

Gaming terminal services

Our revenue from gaming terminal services is generated by providing customers with proprietary land-based gaming systems and equipment under a variety of recurring revenue or lease arrangements, including a percentage of amounts wagered, a percentage of net win, or a fixed daily/monthly fee.

Included in gaming terminal services are wide area progressive (“WAP”) systems. WAP systems consist of linked slot machines located in multiple casino properties, connected to a central computer system. WAP systems include a Company-sponsored progressive jackpot that increases with every wager until a player wins the top award combination. Casinos with WAP machines pay a percentage of amounts wagered for services related to the design, assembly, installation, operation, maintenance, and marketing of the WAP systems, as well as funding and administration of Company-sponsored progressive jackpots. A portion of the total fee collected is allocated to the WAP jackpot. Since the jackpot is a payment to the customer, the portion allocated to the jackpot is classified as a reduction of revenue.

In some arrangements, there is a single performance obligation composed of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The amount of transaction price to which we are entitled typically is variable based on a percentage of wagers. This results in revenue recognition that corresponds with the value to the customer for the services transferred in the amount that we have the right to invoice. In other arrangements where the end customer is the player, we record revenue net of prize payouts once the wagering outcome has been determined.

Systems, software, and other – Global Lottery

Our lottery contracts generally include other services, including telephone support, software maintenance, hardware maintenance, and the right to receive unspecified upgrades or enhancements on a when-and-if-available basis, and other professional services including software development. Fees earned for other services are generally recognized as service revenue in the period the service is performed (i.e., over the support period).

We also develop technology to enable lotteries to offer commercial services over their existing lottery infrastructure or over standalone networks separate from the lottery. Leveraging our distribution network and secure transaction processing, we offer high-volume processing of commercial transactions including: prepaid cellular telephone recharges, bill payments, e-vouchers and retail-based programs, electronic tax payments, stamp duty services, prepaid card recharges, and money transfers. These services are primarily offered outside of North America. In most cases, these arrangements are considered to be short in duration. The amount of transaction price that we are typically entitled to is variable based on the number of transactions processed. Revenue is typically recognized in the amount that we have the right to invoice the customer as this corresponds directly with the value to the customer of our completed performance.

Systems, software, and other – Global Gaming

We also generate revenue from other services, including video central system monitoring, system support, licensing of IP, and sports betting.

Our contracts generally include other services, including telephone support, software maintenance, content licensing, royalty fees, hardware maintenance, and the right to receive unspecified updates or enhancements on a when-and-if-available basis, and other professional services. Fees earned for other services are generally recognized as service revenue in the period the service is performed (i.e., over the support period).

We provide sports betting technology and services to commercial and tribal operators and lotteries in regulated markets, primarily in the U.S.
In the service contracts to our U.S. licensed sports book operators, we provide the sports betting platform and a variety of services including installation, configuration and integration services. For customers who want to have an outsourcing model, we also offer trading services with the inclusion of odds setting and risk management. Under these contracts, we generally record a percentage of net sports revenue over the contractual term.

Product Sales
Product sales are derived from the following sources:

•Lottery products
•Gaming terminals
•Gaming other

Lottery products

Lottery product revenue primarily includes the sale of lottery equipment, lottery systems and printed products.

Our revenue from the sale of lottery systems and equipment typically includes multiple performance obligations, where we assemble, sell, deliver, and install a turnkey system (inclusive of point-of-sale terminals, if applicable) or deliver equipment and license the computer software for a fixed price, and the customer subsequently operates the system or equipment. Our credit terms are predominantly short-term in nature. We also grant extended payment terms under contracts where the sale is typically secured by the related equipment sold. Revenue from the sale of lottery systems and equipment is recognized based upon the contractual terms of each arrangement. These arrangements generally include customer acceptance provisions and general rights to terminate the contract if we are in breach of the contract or at the convenience of the customer. In these arrangements, the performance obligation is satisfied over time if the customer controls the asset as it is created (i.e., when the asset is built at the customer site) or if our performance does not create an asset with an alternative use and we have an enforceable right to payment plus a reasonable profit for performance completed to date. If revenue is not recognized over time, it is generally recognized upon transfer of physical possession of the goods or the satisfaction of customer acceptance provisions. If the transaction includes multiple performance obligations, it is accounted for under arrangements with multiple performance obligations, discussed below.

Our other lottery product sales are primarily derived from the production and sales of instant ticket games under multi-year contracts. In these arrangements, the performance obligation is generally satisfied at a point in time (i.e., upon transfer of control of the game tickets to the customer) based on the contractual terms of each arrangement.

Gaming terminals

Our revenue from the sale or sales-type lease of gaming terminals includes embedded game content, machine related equipment, licensing and royalty fees, and component parts. Our credit terms are predominantly short-term in nature. We also grant extended payment terms under contracts where the sale is typically secured by the related equipment sold. Revenue from the sale of gaming machines is recognized based upon the contractual terms of each arrangement, but predominantly upon transfer of physical possession of the goods or the lapse of customer acceptance provisions. If the sale of gaming machines includes multiple performance obligations, these arrangements are accounted for under arrangements with multiple performance obligations, discussed below.

Gaming other

Other gaming product revenue is primarily comprised of gaming system sales, content licensing, software sales, non-machine related equipment and component parts (including game themes and electronic conversion kits). Our revenue from the sale of gaming systems typically includes multiple performance obligations, where we sell, deliver, and install a turnkey system or deliver equipment and license the computer software for a fixed price, and the customer subsequently operates the system. These arrangements generally include customer acceptance provisions and general rights to terminate the contract if we are in breach of the contract. Such arrangements include hardware, software, and professional services. In these arrangements, the performance obligation is generally satisfied upon transfer of physical possession of the goods or the satisfaction of customer acceptance provisions.
Arrangements with Multiple Performance Obligations
We often enter into contracts that consist of a combination of services and products based on the needs of our customers, which may include post-contract support for the software and a contract for post-warranty maintenance service for the hardware. These contracts consist of multiple services and products, whereby the hardware and software may be delivered in one period and the software support and hardware maintenance services are delivered over time.

To the extent that a service or product in an arrangement with multiple performance obligations is subject to other specific accounting guidance, that service or product is accounted for in accordance with such specific guidance.

For all other distinct services and products in these arrangements, the arrangement transaction price is allocated to each performance obligation on a relative standalone selling price basis or another method that depicts the amount of consideration to which we expect to be entitled in exchange for transferring the promised services or products. If the services and products are not distinct, we determine an appropriate measure of progress based on the nature of our overall promise for the single performance obligation.

To the extent we grant the customer the option to acquire additional services or products in one of these arrangements, we account for the option as a distinct performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into the contract (i.e., a significant discount incremental to the range of discounts typically given for the service or product), in which case the customer in effect pays in advance for the option to purchase future services or products. We allocate a portion of the transaction price to the material right and recognize revenue when those future services or products are transferred or when the option expires.

Standalone Selling Price
We allocate the transaction price to each performance obligation on a relative standalone selling price (“SSP”) basis. The SSP is the price at which we would sell a promised service or product separately to a customer. In some instances, we are able to establish SSP based on the observable prices of services or products sold separately in comparable circumstances to a similar customer. We typically establish an SSP range for our services and products that are reassessed on a periodic basis or when facts and circumstances change.

In other instances, we may not be able to establish an SSP range based on observable prices, and we estimate the SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives, and pricing practices. Estimating SSP is a formal process that includes review and approval by management.

Contract Costs
Certain eligible, non-recurring costs incurred in the initial phases of service contracts are deferred and amortized ratably over the expected period of benefit, which includes anticipated contract renewals or extensions. Recurring operating costs in these contracts are recognized as incurred.

Practical Expedients and Exemptions
We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

We generally expense sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general and administrative expenses in our consolidated statements of operations. For certain of our long-term contracts, we capitalize and amortize incremental costs of obtaining a contract (e.g., sales commissions) on a straight-line basis over the expected customer relationship period if we expect to recover those costs.

We do not account for significant financing components if the period between when we transfer the promised service or product to the customer and when the customer pays for that service or product will be one year or less.

We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) performance obligations for which we recognize revenue at the amount that we have the right to invoice for services performed, (iii) contracts for which variable consideration is accounted for in accordance with sales-based or usage-based royalty guidance, and (iv) wholly unperformed contracts.
Contract Assets and Liabilities
Contract assets arise from contracts when revenue is recognized over time and the amount of revenue recognized exceeds the amount billed to the customer. These amounts are included in contract assets until the right to payment is no longer conditional on events other than the passage of time. Contract liabilities include deferred revenue, advance payments, and billings in excess of revenue recognized.

Stock-Based Compensation		Stock-Based CompensationStock-based compensation represents the cost related to stock-based awards granted to directors and employees. Stock-based compensation cost is measured at the grant date or modification date, based on the estimated fair value of the award and recognized as expense, net of estimated forfeitures, over the vesting period(s). For awards subject to cliff vesting, compensation cost is recognized by way of a straight-line method over the award’s expected vesting period. For awards subject to graded vesting, compensation cost is recognized by way of an accelerated attribution method over the entire awards’ expected vesting periods.
Advertising		Advertising Advertising costs are expensed as incurred. Advertising expense was $25.0 million, $34.2 million, and $51.9 million for the years ended December 31, 2020, 2019, and 2018, respectively.
Research and Development Costs		Research and Development CostsResearch and development costs (“R&D”), which include salaries and benefits, stock-based compensation, consultants’ fees, facilities-related costs, material costs, depreciation, and travel, are expensed as incurred.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist primarily of highly liquid investments purchased with an original maturity of three months or less at the date of acquisition, such as bank deposits, money market funds, and interest bearing bank accounts with insignificant interest rate risk. The fair value of cash and cash equivalents approximates the carrying amount.

Restricted Cash and Cash Equivalents		Restricted Cash and Cash EquivalentsWe are required by gaming regulation to maintain sufficient reserves in restricted cash accounts to be used for the purpose of funding payments to WAP jackpot winners. These restricted cash balances are based primarily on the jackpot meters displayed to slot players, or for previously won jackpots, and vary by jurisdiction. Under our Italian Lotto contract, we deposit wagers, net of prizes paid and retailer commissions retained by the retailer at point of sale, into bank accounts, the use of which is restricted based on the contract with our customer. Restricted cash is also maintained for interactive digital player deposits, collections on factored and serviced receivables not yet paid through to the third-party owner, and for customer funds received in relation to the provision of our commercial services. These amounts are restricted based on the contracts with our customers or local regulations.
Allowance for Credit Losses
Allowance for Credit Losses
We maintain an allowance for credit losses on receivables resulting from the expected failure or inability of our customers to make required payments. The allowance is regularly reviewed by considering factors such as the creditworthiness of our customers, historical experience, aging of receivables, and current market and economic conditions, as well as management’s expectations of future conditions when appropriate. The allowance is deducted from the amortized cost basis of the receivable to present the net amount expected to be collected.

We estimate expected credit losses on receivables on a collective (pool) basis when similar risk characteristics exist. Trade and other receivables and customer financing receivables represent the initial pools which are segregated further by business segment, geography, internal risk rating, and aging. The risk of loss is assessed over the contractual life of the receivables and we adjust historical loss rates for current and future conditions based on qualitative considerations. The expected loss rate for each receivable pool is applied to the aggregate receivable balance to determine the allowance requirement. Receivables are written off against the allowance in the period they are determined to be uncollectible.
We determine delinquency based on the contractual payment terms. An account may be considered delinquent if there are unpaid balances remaining on the account the day after the contractual due date.

For amounts due from certain government customers in the Global Lottery business segment, we have not established an allowance as we have no expectation of loss based on a long history of no credit losses and the explicit guarantee of a sovereign entity.

Inventories		Inventories Inventories are stated at the lower of cost (applying the first in, first out method) and net realizable value. Allowances are made for defective, obsolete, or excess inventory.
Systems, Equipment and Other Assets Related to Contracts, Net and Property, Plant and Equipment, Net
Systems, Equipment and Other Assets Related to Contracts, Net and Property, Plant and Equipment, Net
We have two categories of fixed assets: systems, equipment and other assets related to contracts (“Systems & Equipment”); and property, plant and equipment (“PPE”).

Systems & Equipment are assets that primarily support our operating contracts, FMCs, and WAP systems (collectively, the “Contracts”) and are principally composed of lottery and gaming assets. PPE are assets we use internally, not associated with Contracts, primarily related to production and assembly, selling, general and administration, and R&D.

Systems & Equipment and PPE are stated at cost, net of accumulated depreciation and accumulated impairment loss, if any. Depreciation commences when the asset is placed in service and is recognized on a straight-line basis over the estimated useful lives of the assets. Repair and maintenance costs are expensed as incurred, whereas major improvements that increase asset values and extend useful lives are capitalized.
The estimated useful lives for Systems & Equipment depends on the type of asset. Lottery assets (such as terminals, mainframe computers, communications equipment, and software development costs) have estimated useful lives that generally do not exceed 10 years and commercial gaming machines have estimated useful lives of three to five years.

The estimated useful lives for PPE are 40 years for buildings and five to 10 years for furniture and equipment. Leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Systems & Equipment and PPE are tested for impairment whenever events or changes in circumstances indicate the carrying amount of those assets may not be recoverable. An impairment loss is recognized only if the carrying amount is not recoverable and exceeds its fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted forecasted cash flows resulting from the use and eventual disposition of such asset. An impairment loss is measured as the amount by which the carrying amount exceeds its fair value.

Goodwill
Goodwill
The assets and liabilities of acquired businesses are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Goodwill represents costs in excess of fair values assigned to the underlying identifiable net assets of acquired businesses, and is stated at cost less accumulated impairment losses.

Effective July 1, 2020, the Company adopted a new organizational structure focused on two business segments, Global Lottery and Global Gaming, along with a streamlined corporate support function. This resulted in a change in our operating segments and reporting units. Prior to this change, we had four reporting units: North America Gaming and Interactive, North America Lottery, International, and Italy.

Goodwill has been allocated to and is tested for impairment at the reporting unit level, which is the same level as our operating segments. We evaluate our reporting units annually and if necessary, reassign goodwill using a relative fair value approach. As of December 31, 2020 we have identified two reporting units - Global Lottery and Global Gaming.

Goodwill is tested for impairment annually, in the fourth quarter, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. We either first perform a qualitative assessment to determine whether it is more likely than not that the fair value of goodwill is less than its carrying amount and whether the quantitative analysis is necessary, or elect to perform a quantitative one-step process. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount and an impairment loss is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. In performing the goodwill impairment test, we estimate the fair value of the reporting units using an income approach based on projected discounted cash flows.
Other Intangible Assets
Other Intangible Assets
Other intangible assets, which include indefinite-lived and definite-lived intangible assets, are stated at cost, less accumulated amortization and accumulated impairment losses.

Indefinite-lived intangible assets are composed of trademarks for which there is no foreseeable limit of the period over which they are expected to generate net cash inflows. Definite-lived intangible assets, which are primarily composed of customer relationships and computer software and game library, are capitalized and amortized on a straight-line basis over their estimated economic lives. Amortization of software-related intangibles is included in cost of services and cost of product sales and amortization of other intangible assets is included in selling, general and administrative expenses in the consolidated statement of operations.

Estimated useful lives are determined considering the period the assets are expected to contribute to future cash flows. The estimated economic lives of our definite-lived intangible assets are as follows:

Category	Estimated economic life
Trademarks	1 - 20 years
Developed technologies	2 - 15 years
Customer relationships	2 - 20 years
Computer software and game library	3 - 14 years
Licenses	3 - 23 years
Other	4 - 17 years
Indefinite-lived intangible assets other than goodwill are tested for impairment annually, in the fourth quarter, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. We first perform a qualitative assessment to determine whether it is more likely than not that the fair value of indefinite-lived intangible assets are less than their carrying amount and whether the quantitative analysis is necessary. The quantitative analysis compares the fair value of indefinite-lived intangible assets to their carrying amount and an impairment loss is recognized when the carrying amount exceeds the fair value.
Capitalized Software Development Costs
Capitalized Software Development Costs
Costs incurred in the development of our externally-sold software products are expensed as incurred, except certain software development costs eligible for capitalization. Software development costs incurred subsequent to establishing technological feasibility and through the general release of the software products are capitalized. Capitalized costs are amortized over the products’ estimated economic life to cost of product sales in the consolidated statements of operations.

Capitalized Software Development Costs		Costs incurred during the application development phase of software for services provided to customers are capitalized as internal-use software and amortized over the useful life to cost of services. Costs incurred during the application of software for internal use are capitalized and amortized over the useful life to selling, general and administrative expenses in the consolidated statements of operations.
Upfront License Fees
Upfront License Fees
We periodically make long-term investments in contracts with customers and obtain licenses to supply products and services to the customers. As consideration, we pay license fees, which are classified as other non-current assets in the consolidated balance sheets. We recognize the amortization of the license fees as a reduction of service revenue over the estimated economic life of the license term. This method reflects the pattern in which economic benefits are expected to be realized. The recoverability of each payment is subject to significant estimates about future revenues related to the contracts’ future cash flows. We evaluate these assets for impairment and update amortization rates on an agreement by agreement basis. The assets are reviewed for impairment whenever events or changes in circumstances indicate their carrying amount may not be recoverable. In periods in which payments are made to the customer, we classify the payment as a cash outflow from operating activities in the consolidated statements of cash flows.

Jackpot Accounting
Jackpot Accounting
We incur costs to fund jackpots and accrue jackpot liabilities with every wager on devices connected to a WAP system. Jackpot liabilities are estimated based on the size of the jackpot, the number of WAP units in service, variations and volume of play, and interest rate movements. Jackpots are generally payable to winners immediately, in the case of instant wins, or in equal annual installments over 20 to 26 years. Winners may elect to receive a lump sum payment for the present value of the jackpot discounted at applicable interest rates in lieu of periodic annual installments.

Jackpot liabilities are composed of payments due to previous winners, and amounts due to future winners of jackpots not yet won. Liabilities due to previous winners for periodic payments are carried at the accreted cost of a qualifying U.S. government or agency annuity investment that may be purchased at the time of the jackpot win. If the periodic liability is not initially funded with an annuity investment, it is discounted and accreted using the risk-free rate at the time of the jackpot win.

Liabilities due to future winners are recorded at the present value of the estimated amount of jackpots not yet won. We estimate the present value of these liabilities using current market rates, weighted with historical lump sum payout election ratios. Based on the most recent historical patterns, approximately 85% of winners will elect the lump sum payment option. The current portion of these liabilities are estimated based on historical experience with winner payment elections, in conjunction with the theoretical projected number of jackpots.

Legal and Other Contingencies
Legal and Other Contingencies
Loss contingency provisions arising from a legal proceeding or claim are recorded for probable and estimable losses at the best estimate of a loss, or when a best estimate cannot be made, at the minimum estimated loss, the determination of which requires significant judgment. If it is reasonably possible but not probable that a liability has been incurred, or if the amount of a probable loss cannot be reasonably estimated, the amount or range of estimated loss is disclosed, if material. We evaluate our provisions for legal contingencies at least quarterly and, as appropriate, establish new provisions or adjust existing provisions to reflect the facts and circumstances known to us at the time, including information regarding negotiations, settlements, rulings, and other relevant events and developments, the advice of counsel, and the assumptions and judgment of management. Legal costs are expensed as incurred.

Fair Value Measurements
Fair Value Measurements
We account for certain financial assets and liabilities at fair value. Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the use of observable inputs and the lowest priority to the use of unobservable inputs. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. These levels are as follows:
•Level 1 - inputs are based upon unadjusted quoted prices for identical instruments in active markets.
•Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the instruments.
•Level 3 - inputs are unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.
Derivative Financial Instruments
Derivative Financial Instruments
We use derivative financial instruments for the management of foreign currency risks and interest rate risks. We do not enter into derivatives for speculative purposes. Derivatives are recognized as either assets or liabilities in the consolidated balance sheet at fair value. All derivatives are recorded gross, except netting of foreign exchange contracts and counterparty netting of interest receivable and payable related to interest rate swaps, as applicable. The accounting for changes in the fair value of a derivative depends on the nature of the hedge and the hedge effectiveness. Derivative gains and losses are reported in the consolidated statements of cash flows consistent with the classification of the cash flows from the underlying hedged items.

For derivative instruments designated as cash flow hedges, gains and losses are recorded in other comprehensive income (loss) and are subsequently reclassified when the hedged item affects earnings. At that time, the amount is reclassified from other comprehensive income (loss) to the same income statement line as the earnings effect of the hedged item.
For derivative instruments designated as fair value hedges, changes in fair value are recorded in interest income (expense) and are offset by changes in the fair value of the underlying debt instrument due to changes in the benchmark interest rate. In the event the derivative instruments are subsequently de-designated as hedges, the change in fair value is recognized in interest expense, net in the consolidated statements of operations with no corresponding offset to debt.

For derivative instruments designated as net investment hedges, the spot portion of the derivative gain or loss is reported in foreign currency translation within other comprehensive income (loss) to offset any gains or losses on translation of the net investment in the subsidiary. All other components of the derivative fair value will be reported in income, as either interest income or interest expense, on an amortized basis.

Derivative instruments not designated as hedges are recognized in the consolidated balance sheet at fair value with the changes in fair value recorded in foreign exchange (loss) gain, net in the consolidated statements of operations.

Leases
Leases
We determine whether a contract is or contains a lease at inception. As a lessee, we recognize right-of-use (“ROU”) assets and lease liabilities on the lease commencement date based on the present value of lease payments over the lease term. ROU assets also include any upfront lease payments or initial direct costs and are adjusted for lease incentives received.

We consider renewal and termination options, including whether they are reasonably certain to be exercised, in determining the lease term and establishing the ROU assets and lease liabilities. ROU assets and lease liabilities are calculated using our incremental borrowing rate, which is based on the lease currency and length of the lease, unless the implicit rate is determinable.

Most of our lease contracts contain both lease and non-lease components. As a lessee, we combine lease and non-lease components into a single lease component for all classes of underlying assets except certain communication equipment. For certain communication equipment, we allocate the consideration between lease and non-lease components based on relative standalone price. Lease expense is recognized on a straight-line basis over the lease term.

Variable lease payments are generally expensed as incurred except for certain rent payments that depend on an index, which are included in lease payments using the index rate in effect as of the lease commencement date.

Short-term leases, which are leases with an initial term of 12 months or less with no purchase options that are reasonably certain of exercise, are not recognized on the balance sheet. The rental payments are recognized as lease expense on a straight-line basis over the lease term.

Certain of our long term lottery and commercial gaming service arrangements include leases for equipment installed at customer locations. As the lessor, we combine lease and non-lease components for all classes of underlying assets in arrangements that involve operating leases. The single combined component is accounted for under ASC 842, Leases, or ASC 606, depending on which component is the predominant component in the arrangement. If a component cannot be combined, the consideration is allocated between the lease component and the non-lease component based on relative standalone selling price.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their reported amounts using the enacted tax rates in effect for the year in which the differences are expected to reverse. Tax credits are generally recognized as reductions of income tax provisions in the year in which the credits arise. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enacted or substantively enacted date.

Accounting for uncertainty in income taxes recognized in the consolidated financial statements is in accordance with accounting authoritative guidance, which prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more likely than not” to be sustained, the tax position is then assessed to determine the amount of the benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon ultimate settlement.
We recognize interest and penalties related to unrecognized tax benefits on the provision for taxes line of the consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheets.

We use the period cost method for global intangible low-taxed income (“GILTI”) provisions and therefore have not recorded deferred taxes for basis differences expected to reverse in future periods.

Foreign Currency Translation		Foreign Currency TranslationThe financial statements of subsidiaries with functional currencies other than the U.S. dollar are translated into U.S. dollars, with the resulting translation adjustments recorded as a component of accumulated other comprehensive income (“AOCI”) within shareholders’ equity. Assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the balance sheet date, while income and expense items are translated using the average exchange rates during the period.
New Accounting Standards - Recently Adopted and Not Yet Adopted
New Accounting Standards - Recently Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). In 2018, 2019, and 2020, the FASB amended ASU 2016-13. ASU 2016-13 and subsequent amendments (collectively “ASC 326”) replace the incurred loss impairment methodology in prior GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, loans, and other financial instruments, we are required to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable.

We adopted ASC 326 as of January 1, 2020 using the modified retrospective approach, which resulted in a cumulative effect adjustment to retained deficit upon adoption with no restatement of prior periods. The adoption did not have a material impact on our consolidated financial statements.

In April 2019, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2019-04, Codification improvements to Topic 326, Financial instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments (“ASU 2019-04”). This update clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments (addressed by ASUs 2016-13, 2017-12, and 2016-01 respectively). We adopted ASU 2019-04 in the first quarter of 2020 and applied it prospectively. The adoption did not have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which provides guidance around disclosure requirements for fair value measurement of investments. We adopted ASU 2018-03 in the first quarter of 2020 and applied its provisions prospectively and retrospectively in accordance with the guidance. The adoption did not have a material impact on our consolidated financial statements.

On January 1, 2018 the Company adopted ASC 606, Revenue from Contracts with Customers, using a modified retrospective application approach which was applied to customer contracts, in their modified state, that were not completed as of January 1, 2018.

New Accounting Standards - Not Yet Adopted
In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) (“ASU 2020-06”). This update simplifies the convertible debt accounting framework by reducing the number of accounting models used to account for convertible debt and preferred stock instruments. It also amends the accounting for certain contracts in an entity's own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies the diluted earnings per share calculations for convertible debt instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the timing and impact of adopting this guidance.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This update provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are effective as of March 12, 2020 through December 31, 2022. We are currently evaluating these optional elections and the timing and impact of adopting this guidance.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes (“ASU 2019-12”). This update provides, among other things, simplifications for accounting for income taxes by removing certain exceptions. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. We will adopt ASU 2019-12 upon the effective date and do not expect it to have a material impact upon adoption.

We do not currently expect that any other recently issued accounting guidance will have a significant effect on the consolidated financial statements.